Derivative Instruments and Hedging Agreements - National amount of cap agreement and LIBOR interest rate cap (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($)
$ in Millions
	Oct. 31, 2018	May 04, 2018	Dec. 19, 2017
One month LIBOR interest rate cap
Derivatives, Fair Value [Line Items]
Notional amount		$ 884.0
Cap interest rate		2.869%
Premium paid		$ 2.4
Interest Rate Cap
Derivatives, Fair Value [Line Items]
Notional amount	$ 751.0		$ 376.0
Cap interest rate			2.117%
Premium paid			$ 2.3